Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Income before taxation	$ 4,765	$ 10,085	$ 19,410
Adjustments for:
Depreciation and amortization	28,197	24,472	21,805
Amortization of warrant asset	517	705	643
Foreign currency translation loss / (gain)	198	(195)	78
Fair value measurement of share warrants	9,732	3,138	(364)
Phantom stock expense	851	(31)	(300)
Share-based payments	3,670	390	5,262
Allowance of expected credit losses	291	224	343
Share of profit from investment in joint venture	(577)	(534)	(351)
Gain on disposal of fixed assets		(10)	(140)
Gain on lease terminations	(923)
Provision for defined benefit scheme	228	121	129
Impairment of intangibles	0	777	163
Finance costs	9,034	9,429	13,383
(Increase) / decrease in trade and other receivables	(13,327)	9,042	(18,019)
Increase in renewal receivables			(35,022)
Increase in prepayments and other assets	(405)	(1,435)	(173)
(Decrease) / increase in trade and other payables and other liabilities	(1,655)	7,107	8,997
Cash inflow from operations	40,596	63,285	15,844
Interest paid	(9,034)	(9,429)	(13,054)
Income taxes paid	(5,665)	(2,137)	(588)
Net cash inflow from operating activities	25,897	51,719	2,202
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(19,360)	(4,283)	(5,612)
Purchase of other intangible assets	(1,463)	(982)	(622)
Return on investment from joint venture			96
Proceed from sale of assets			188
Cash adjustment from sale of subsidiary to parent company			(3,554)
Dividend received from joint venture	650	430	420
Net cash outflow from investing activities	(20,173)	(4,835)	(9,084)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit	116,026	127,567	168,674
Repayments of line of credit	(115,189)	(142,118)	(162,851)
Proceeds from borrowings	1,714	1,000	36,617
Repayment of borrowings	(11,080)	(8,033)	(6,081)
Repayment of related party loans	(1,614)		(1,200)
Net proceeds from initial public offering	63,107
Payment of listing related cost	(1,074)
Exercise of options	28
Principal payments on lease obligations	(17,489)	(12,162)	(10,535)
(Repayment) / proceeds private placement notes			(14,500)
Dividend distribution	(4,000)	(121)	(1,600)
Payment of senior preferred shares			(5,972)
Net cash inflow / (outflow) from financing activities	30,429	(33,867)	2,552
Effects of exchange rate difference on cash and cash equivalents	(181)	(20)	(316)
Net increase / (decrease) in cash and cash equivalents	35,972	12,997	(4,646)
Cash and cash equivalents at beginning of the year	21,870	8,873	13,519
Cash and cash equivalents at end of the year	57,842	21,870	8,873
Non-cash items
Leases	31,790	24,295	89,771
Issuance of warrants			(150)
Actuarial gain on defined benefit scheme	$ 26	$ 184	(109)
Sale of subsidiary			$ 27,594